Current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of current financial debt and derivative instruments [abstract]
Bank and other financial debt	$ 642	$ 624
Commercial Papers	4,091	3,269
Current portion of non-current financial debt	3,356	2,191
Fair value of derivative financial instruments	143	91
Total current financial debt and derivative financial instruments	$ 8,232	$ 6,175
Weighted average interest rate on Bank and other financial debt	20.80%	13.20%